Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	May 30, 2018	May 27, 2015	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised			$ 409,029	$ 311,354
Remaining unamortized compensation cost related to unvested stock options and RSUs			$ 227,523	$ 157,175
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition			2 years 2 months 27 days
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)			1,127,094	1,172,707
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price		5 days
Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Award Vesting Period	24 months	36 months
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33333%	25.00%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33333%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)	33.33333%
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)		1
Legacy Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Award Vesting Period		36 months
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)	1
LTIP | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Award Vesting Period	24 months
LTIP | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)	33.33%
LTIP | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)	33.33%
LTIP | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)	33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)			0
LTIP | Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)			347
Prior to November 2017 RSUs | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Award Vesting Period		36 months
Prior to November 2017 RSUs | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Prior to November 2017 RSUs | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Prior to November 2017 RSUs | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Prior to November 2017 RSUs | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Prior to November 2017 RSUs | Restricted share units | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		25.00%
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)		3,743,692
Shares available for issuance, percentage of annual increase		5.00%
Subsequent Event | Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)					15,047,030